                       SUPPLEMENT DATED JANUARY 20, 2003
                                      TO
                      MONY VARIABLE ACCOUNT A PROSPECTUS
                             DAted October 1, 2002

                                   Issued by
                          MONY Life Insurance Company

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

   Effective November 29, 2002, for the Enterprise Equity Income Subaccount, the name of the subadviser to Enterprise Capital Management, Inc. has changed from 1740 Advisers, Inc. to Boston Advisors, Inc.

      Registration No. 333-92312        Form No. 14586 SL (Supp 1/20/03)